Taxation - Schedule of Statutory Tax Rate to the Effective Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Statutory Tax Rate to the Effective Income Tax Rate [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%